Note 2. Schedule of estimated useful lives for property and equipment (Details)	12 Months Ended
Dec. 31, 2012
Furniture, fixtures and equipment
Depreciation / Amortization Period	3 to 5 years
Computer equipment and purchased software
Depreciation / Amortization Period	3 years
Machinery and equipment
Depreciation / Amortization Period	3 to 5 years
Leasehold Improvements
Depreciation / Amortization Period	7 years or lesser of the lease term